Share-based Payments - expense recognized for participant services (Details)										1 Months Ended		12 Months Ended
	Jun. 01, 2022 EUR (€) USD ($)	Mar. 31, 2022 € / shares	Dec. 31, 2021 EUR (€) USD ($) Options € / shares	Sep. 15, 2021 € / shares	Aug. 31, 2021 € / shares	Jul. 31, 2021 € / shares	Jun. 30, 2021 € / shares	Mar. 31, 2021 € / shares	Dec. 31, 2020 Options € / shares	Dec. 31, 2022 EUR (€) Options USD ($) € / shares shares	Nov. 30, 2022 EUR (€) item	Dec. 31, 2022 EUR (€) Options	Dec. 31, 2022 EUR (€) Options	Dec. 31, 2022 EUR (€) € / shares Options	Dec. 31, 2022 EUR (€) Options	Dec. 31, 2022 EUR (€) USD ($) Options	Dec. 31, 2022 EUR (€) Options shares	Dec. 31, 2022 EUR (€) Options	Dec. 31, 2022 EUR (€) Y Options	Dec. 31, 2021 EUR (€) USD ($) Options € / shares Y shares	Dec. 31, 2020 EUR (€) Options € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €													€ 7,942,000							€ 29,286,000
Expense recognized | €	€ 1,553,000												€ 24,261,000							€ 48,349,000
Weighted average remaining contractual life												9 years 6 months								9 years 10 months 24 days
Fair value option per share		€ 3.59	€ 6.12	€ 7.89	€ 7.71	€ 7.36	€ 7.05	€ 7.13	€ 6.05
Number of options exercisable			0							7,043,620		7,043,620	7,043,620	7,043,620	7,043,620	7,043,620	7,043,620	7,043,620	7,043,620	0
Options originally granted that were forfeited | $	4,341,000
Share-based payment awards | €													€ 27,380,000							€ 53,350,000	€ 71,990,000
Other capital reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment awards | €													27,380,000							€ 53,350,000	€ 71,990,000
Equity-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life												10 years 4 months 13 days
Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life												10 years 1 month 17 days
Key management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1 | $																19,204,000
Exercised during the period | $																1,872,000				0
Forfeited during the year | $																(6,553,000)				0
Outstanding at December 31 | $			19,204,000							12,437,000						12,437,000				19,204,000
General population and executives - standard ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | €													7,942,000							€ 29,286,000
Options granted | Options																				0
Exercised during the period															979,661	2.52				3,300,960
Outstanding at December 31										€ 0				€ 0
Lock-up period for options become exercisable																				180 days
General population and executives - standard ESOP | Equity-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1 | Options															19,573,307					13,962,159
Options granted																5,714				4,019,799
Exercised during the period | Options															10,318,085
Forfeited during the year | Options															(1,188,512)					(757,105)
Transferred from cash-settled | shares																	(22,856)			2,348,454
Outstanding at December 31 | Options			19,573,307						13,962,159	8,049,568					8,049,568					19,573,307	13,962,159
Outstanding at January 1														0.00						€ 0.00
Granted during the year														0.00						0.00
Exercised during the period														0.00
Forfeited during the year														€ 0.00						€ 0.00
Transferred from cash-settled														0.00						0.00
Outstanding at December 31			€ 0.00						€ 0.00	€ 0.00				€ 0.00						€ 0.00	€ 0.00
General population and executives - standard ESOP | Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1 | Options																				2,348,454
Exercised during the period | Options															17,142
Transferred from cash-settled | shares																	22,856			(2,348,454)
Outstanding at December 31 | Options									2,348,454	5,714					5,714						2,348,454
Exercised during the period														€ 0.00
Transferred from cash-settled														0.00						0.00
Outstanding at December 31										€ 0.00				€ 0.00
General population - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €													4,977,000							€ 77,000
Expense recognized | €													€ 4,977,000							€ 77,000
Options granted													4,886,000							162,000
Outstanding at January 1														€ 0.12
Assigned during the year														0.12						0.12
Forfeited during the year														€ 0.12
Outstanding at December 31			€ 0.12							€ 0.12				€ 0.12						€ 0.12
Weighted average remaining contractual life												6 months 29 days								1 year 8 months 12 days
Number of options exercisable | Options			0							0		0	0	0	0	0	0	0	0	0
Executives - ESOP modified
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €													€ 1,101,000							€ 2,135,000
Expense recognized | €													1,101,000							€ 2,135,000
Outstanding at January 1 | Options															1,888,477
Options granted | Options															531,449					0
Exercised during the period | Options															430,431					101,018
Forfeited during the year | Options															(1,160,457)
Outstanding at December 31 | Options			1,888,477							728,020					728,020					1,888,477
Outstanding at January 1														€ 7.90
Granted during the year																				€ 7.90
Forfeited during the year														8.50
Outstanding at December 31			€ 7.90							€ 6.94				6.94						€ 7.90
Weighted average remaining contractual life												11 years 4 months 24 days								12 years 4 months 24 days
Executives - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €													3,259,000							€ 1,178,000
Expense recognized | €													3,259,000							€ 1,178,000
Weighted average remaining contractual life												1 year 6 months								2 years 8 months 12 days
Executives - Restricted Stock Units ("RSU") | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1 | Options															1,050,913
Options granted | Options															1,699,411					1,050,913
Forfeited during the year | Options															(291,199)
Outstanding at December 31 | Options			1,050,913							2,324,725					2,324,725					1,050,913
Outstanding at January 1														€ 0.12
Granted during the year																				€ 0.12
Assigned during the year														0.12
Exercised during the period														€ 0.12
Forfeited during the year														0.12
Outstanding at December 31			€ 0.12							€ 0.12				0.12						€ 0.12
Executives - Performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €													(375,000)							€ 2,296,000
Expense recognized | €													(375,000)							€ 2,296,000
Outstanding at January 1 | Options															7,036,501
Options granted | Options															1,272,059					7,036,501
Forfeited during the year | Options															(4,711,839)
Outstanding at December 31 | Options			7,036,501							3,596,721					3,596,721					7,036,501
Outstanding at January 1														8.15
Granted during the year														9.45						€ 8.15
Forfeited during the year														8.66
Outstanding at December 31			€ 8.15							€ 7.94				7.94						€ 8.15
Expected volatility (%)																				121.80%
Expected exercise term | Y																			3.4	4
Executives - Performance-based stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)																		108.86%
Risk free rate																		(0.69%)		0.69%
Expected exercise term | Y																			3.3
Executives - Performance-based stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)																		121.91%
Risk free rate																		2.01%		0.66%
Executives - Performance-based stock options | Options under Former Arrangement, for which Service Condition already Fulfilled [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Options															681,000
Executives - Performance-based stock options | Options must fulfill the service vesting condition until 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Options															325,000
Executives - Performance-based stock options | Key management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | €													121,000
Options granted | Options															1,006,000
Executives - Time-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | €													2,200,000							€ 3,505,000
Outstanding at January 1 | Options															2,951,000
Options granted | Options															2,199,488					2,951,000
Forfeited during the year | Options															(2,043,000)
Outstanding at December 31 | Options			2,951,000							3,107,488					3,107,488					2,951,000
Outstanding at January 1														7.25
Granted during the year														2.76						€ 7.25
Forfeited during the year														7.25
Outstanding at December 31			€ 7.25							€ 4.07				€ 4.07						€ 7.25
Expected volatility (%)																		121.90%
Weighted average remaining contractual life												9 years 6 months								9 years 10 months 24 days
Risk free rate																		(0.69%)
Expected dividend yield																		0.00%
Expected exercise term | Y																				4
Executives - Time-based stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)																		118.97%
Risk free rate																		0.69%
Expected exercise term | Y																			1.1
Executives - Time-based stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)																		124.10%
Risk free rate																		2.05%
Expected exercise term | Y																			1.8
Executives - Success fees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €																				€ 1,844,000
Expense arising from cash-settled share-based payments | €													(134,000)							2,590,000
Expense recognized | €													(134,000)							4,434,000
Executives - Success fees | Equity-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | €																				1,844,000
Executives - Success fees | Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | €													(134,000)							2,590,000
Executives - Joint Stock Ownership plan (JSOP) and bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | €													(4,435,000)							5,438,000
Remaining liability amount | €																				1,676,000
Executives - Joint Stock Ownership plan (JSOP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | €													(3,762,000)							3,762,000
Remaining liability amount | €													1,003,000							3,762,000
Executives - shadow bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | €													(673,000)							€ 1,676,000
Weighted average remaining contractual life												0 years								4 years 8 months 12 days
Share-based payment - Vendors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | €											€ 4,558,000		9,726,000
Cash | €													4,500,000
Share-based payment awards | €													3,757,000							€ 0
Number of third parties | item											2
Prepayment of the goods and services to the vendors | €			€ 0							€ 19,502,000		€ 19,502,000	19,502,000	€ 19,502,000	€ 19,502,000	€ 19,502,000	€ 19,502,000	€ 19,502,000	€ 19,502,000	0
Release from prepayment recorded as share-based payment expense | €			€ 0							€ 1,114,000		€ 1,114,000	€ 1,114,000	€ 1,114,000	€ 1,114,000	€ 1,114,000	€ 1,114,000	€ 1,114,000	€ 1,114,000	€ 0
Share-based payment - Vendors | Class A shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of units | shares										3,101,523